Schedule of Investments (unaudited)
July 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	10,990	$ 3,044,889
Northrop Grumman Corp.	13,407	7,273,029
Textron, Inc.	17,445	1,487,361
		11,805,279
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	9,928	1,666,812
United Parcel Service, Inc., Class B	119,006	12,402,805
		14,069,617
Automobiles — 2.0%
Ford Motor Co.	625,950	9,188,946
General Motors Co.	143,943	12,790,775
Rivian Automotive, Inc., Class A(a)(b)	55,191	840,007
		22,819,728
Banks — 6.3%
Citizens Financial Group, Inc.	33,506	2,400,705
East West Bancorp, Inc.	21,731	2,846,761
Fifth Third Bancorp	85,435	4,827,077
First Citizens BancShares, Inc., Class A	840	1,836,786
Huntington Bancshares, Inc.	311,864	5,314,163
KeyCorp	146,725	3,314,518
M&T Bank Corp.	23,299	5,738,311
PNC Financial Services Group, Inc. (The)	64,311	16,069,390
Regions Financial Corp.	130,581	4,041,482
Truist Financial Corp.	198,428	10,286,507
U.S. Bancorp	247,727	15,609,278
		72,284,978
Beverages — 0.9%
Constellation Brands, Inc., Class A	23,453	3,054,284
Keurig Dr. Pepper, Inc.	214,877	6,686,972
		9,741,256
Biotechnology — 2.5%
Biogen, Inc.(a)	23,296	4,727,923
Incyte Corp.(a)	15,733	1,880,408
Moderna, Inc.(a)(b)	56,418	3,092,835
Regeneron Pharmaceuticals, Inc.	16,046	12,237,161
Revolution Medicines, Inc.(a)	16,704	3,132,501
Roivant Sciences Ltd.(a)	48,134	1,632,224
United Therapeutics Corp.(a)	2,512	1,300,488
		28,003,540
Broadline Retail — 0.4%
eBay, Inc.	43,473	4,956,357
Building Products — 0.3%
Carrier Global Corp.	55,710	3,443,435
Capital Markets — 2.2%
Ameriprise Financial, Inc.	7,816	4,266,285
Bank of New York Mellon Corp. (The)	40,485	6,329,020
Carlyle Group, Inc. (The)	34,500	1,587,690
Northern Trust Corp.	14,264	2,598,758
Raymond James Financial, Inc.	14,191	2,497,332
State Street Corp.	24,016	4,422,787
T Rowe Price Group, Inc.	33,918	3,790,337
		25,492,209
Chemicals — 2.7%
Air Products & Chemicals, Inc.	19,144	5,645,374
Albemarle Corp.	8,676	1,020,645
CF Industries Holdings, Inc.	24,340	3,047,125
Corteva, Inc.	45,770	3,602,557
Security	Shares	Value
Chemicals (continued)
Dow, Inc.	114,820	$ 3,477,898
International Flavors & Fragrances, Inc.	40,719	3,225,759
LyondellBasell Industries NV, Class A	41,288	2,563,159
PPG Industries, Inc.	35,468	3,919,923
Sherwin-Williams Co. (The)	13,239	4,512,513
		31,014,953
Commercial Services & Supplies — 0.5%
Copart, Inc.(a)	53,553	1,559,463
Republic Services, Inc.	12,551	2,642,613
Veralto Corp.	16,159	1,521,693
		5,723,769
Communications Equipment — 0.2%
F5, Inc.(a)	4,398	1,770,503
Construction Materials — 0.6%
CRH PLC	68,374	6,496,214
Consumer Finance — 0.4%
Synchrony Financial	53,645	4,065,755
Consumer Staples Distribution & Retail — 3.1%
Dollar General Corp.	34,941	4,439,254
Dollar Tree, Inc.(a)	29,059	3,696,595
Kroger Co. (The)	90,251	5,211,093
Performance Food Group Co.(a)	24,757	2,831,953
Sysco Corp.	76,029	6,480,712
Target Corp.	72,320	10,449,517
U.S. Foods Holding Corp.(a)	16,688	1,678,646
		34,787,770
Containers & Packaging — 1.1%
Amcor PLC	73,556	3,301,193
Ball Corp.	19,352	1,255,945
International Paper Co.	47,629	1,944,692
Packaging Corp. of America	7,522	1,849,209
Smurfit Westrock PLC	83,519	3,839,368
		12,190,407
Distributors — 0.2%
Genuine Parts Co.	22,127	2,751,935
Diversified REITs — 0.2%
WP Carey, Inc.	35,304	2,598,374
Electric Utilities — 4.8%
Alliant Energy Corp.(b)	41,012	2,902,829
American Electric Power Co., Inc.	50,152	6,411,933
Edison International	59,038	4,331,618
Entergy Corp.	34,049	3,664,353
Evergy, Inc.	36,477	3,027,956
Eversource Energy	59,778	4,279,507
Exelon Corp.	163,139	7,475,029
FirstEnergy Corp.	86,779	4,192,294
NRG Energy, Inc.	17,320	2,325,903
PG&E Corp.	348,611	6,058,859
PPL Corp.	75,277	2,650,503
Xcel Energy, Inc.	99,558	7,785,436
		55,106,220
Electrical Equipment — 0.5%
Emerson Electric Co.	35,062	5,252,989
Nextpower, Inc., Class A(a)	10,092	906,968
		6,159,957
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	20,397	3,014,881
TD SYNNEX Corp.	7,442	1,902,919

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity PLC	17,255	$ 3,549,181
Teledyne Technologies, Inc.(a)	2,753	1,804,784
		10,271,765
Energy Equipment & Services — 1.5%
Halliburton Co.	133,311	4,299,280
SLB Ltd.	236,391	11,722,630
TechnipFMC PLC	19,834	1,421,304
		17,443,214
Entertainment — 1.4%
Electronic Arts, Inc.	18,588	3,900,878
Liberty Media Corp. - Liberty Formula One, Class A(a)	1,346	120,884
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	12,808	1,256,849
TKO Group Holdings, Inc., Class A	3,345	608,155
Warner Bros Discovery, Inc., Class A(a)	379,391	9,977,983
		15,864,749
Financial Services — 2.1%
Apollo Global Management, Inc.	23,322	2,929,010
Corpay, Inc.(a)	5,099	1,948,379
Fidelity National Information Services, Inc.	82,353	3,686,944
Fiserv, Inc.(a)	84,347	4,549,677
Global Payments, Inc.	36,616	3,078,673
PayPal Holdings, Inc.	140,559	8,041,381
		24,234,064
Food Products — 2.8%
Archer-Daniels-Midland Co.	72,189	5,722,422
Bunge Global SA	21,247	2,257,069
General Mills, Inc.	85,020	3,039,465
Hershey Co. (The)	7,241	1,267,537
Kraft Heinz Co. (The)	138,750	3,586,687
Mondelez International, Inc., Class A	206,505	12,867,327
Tyson Foods, Inc., Class A	44,759	2,594,232
		31,334,739
Gas Utilities — 0.2%
Atmos Energy Corp.	13,081	2,260,135
Ground Transportation — 1.0%
CSX Corp.	97,230	4,900,392
Norfolk Southern Corp.	19,955	6,694,503
		11,594,895
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	43,944	7,278,005
GE HealthCare Technologies, Inc.	72,388	4,923,832
ResMed, Inc.	10,505	2,216,345
STERIS PLC	9,064	2,070,218
Zimmer Biomet Holdings, Inc.	30,868	2,899,431
		19,387,831
Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	16,645	3,828,849
Centene Corp.(a)	38,188	2,376,057
Cigna Group (The)	40,492	11,299,293
Elevance Health, Inc.	33,328	12,525,996
Humana, Inc.	11,349	4,129,447
Labcorp Holdings, Inc.	13,088	4,046,810
Quest Diagnostics, Inc.	17,623	4,106,335
Tenet Healthcare Corp.(a)	13,609	3,467,301
		45,780,088
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. Ltd.	125,042	3,477,418
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	10,385	$ 2,114,178
Expedia Group, Inc.	8,304	2,447,521
Flutter Entertainment PLC(a)	12,025	1,256,252
Las Vegas Sands Corp.	19,744	965,284
Yum! Brands, Inc.	14,853	2,276,668
		12,537,321
Household Durables — 1.5%
DR Horton, Inc.	40,498	5,793,644
Garmin Ltd.	8,432	2,477,153
Lennar Corp., Class A	33,454	2,754,937
Lennar Corp., Class B	1,209	97,566
NVR, Inc.(a)	409	2,514,143
PulteGroup, Inc.	30,295	3,831,409
		17,468,852
Household Products — 1.3%
Church & Dwight Co., Inc.	18,447	1,822,748
Colgate-Palmolive Co.	83,838	7,654,409
Kimberly-Clark Corp.	53,000	5,793,430
		15,270,587
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	3,372	1,126,585
Industrial Conglomerates — 1.6%
3M Co.	83,120	14,652,394
DuPont de Nemours, Inc.	21,760	2,981,120
		17,633,514
Insurance — 8.2%
Aflac, Inc.	72,205	9,204,693
Allstate Corp. (The)	20,804	5,493,920
American International Group, Inc.	80,205	6,302,509
Arch Capital Group Ltd.(a)	56,067	5,636,415
Arthur J. Gallagher & Co.	15,989	3,987,976
Brown & Brown, Inc.	44,339	3,121,466
Cincinnati Financial Corp.	12,952	2,301,311
Fidelity National Financial, Inc., Class A	36,153	1,865,133
Hartford Insurance Group, Inc. (The)	43,438	6,164,287
Loews Corp.	16,974	1,969,154
Markel Group, Inc.(a)	577	1,086,110
Marsh & McLennan Cos., Inc.	46,558	8,831,587
MetLife, Inc.	85,812	8,249,108
Principal Financial Group, Inc.	34,260	3,895,362
Prudential Financial, Inc.	55,663	6,795,339
Travelers Cos., Inc. (The)	33,821	12,661,230
W. R. Berkley Corp.	43,883	3,183,273
Willis Towers Watson PLC	7,954	2,671,908
		93,420,781
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	73,021	4,041,712
CoreWeave, Inc., Class A(a)	18,498	1,327,602
		5,369,314
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	22,931	3,172,962
Illumina, Inc.(a)	8,595	1,762,835
IQVIA Holdings, Inc.(a)	26,346	6,191,837
Mettler-Toledo International, Inc.(a)	1,485	2,103,205
Waters Corp.(a)	4,699	1,772,980
		15,003,819
Machinery — 2.7%
Dover Corp.	9,064	1,854,676
Fortive Corp.	48,588	2,876,895

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	21,923	$ 6,290,805
Ingersoll Rand, Inc.	31,580	2,633,140
Otis Worldwide Corp.	40,195	2,892,030
PACCAR, Inc.	78,581	10,426,127
Snap-on, Inc.	4,860	1,994,593
Xylem, Inc.	15,561	1,820,170
		30,788,436
Media — 0.9%
Charter Communications, Inc., Class A(a)(b)	13,117	1,901,703
Fox Corp., Class A, NVS	30,588	1,781,139
Fox Corp., Class B	21,785	1,131,513
News Corp., Class A, NVS	58,431	1,610,358
News Corp., Class B(b)	17,678	552,791
Omnicom Group, Inc.	45,377	3,571,170
		10,548,674
Metals & Mining — 1.0%
Alcoa Corp.	40,201	1,819,497
Coeur Mining, Inc.	164,783	2,456,915
Nucor Corp.	13,660	3,514,581
Reliance, Inc.	3,845	1,561,455
Steel Dynamics, Inc.	6,427	1,614,848
		10,967,296
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	117,277	2,664,533
Multi-Utilities — 4.0%
Ameren Corp.	25,612	2,807,331
CenterPoint Energy, Inc.	55,685	2,340,997
CMS Energy Corp.	31,436	2,263,078
Consolidated Edison, Inc.	58,779	6,398,094
Dominion Energy, Inc.	133,492	9,233,642
DTE Energy Co.	32,822	4,656,457
NiSource, Inc.	39,608	1,759,784
Public Service Enterprise Group, Inc.	51,441	3,944,496
Sempra	103,862	9,196,980
WEC Energy Group, Inc.	28,484	3,116,719
		45,717,578
Oil, Gas & Consumable Fuels — 10.5%
Cheniere Energy, Inc.	33,419	8,808,246
Devon Energy Corp.	169,069	7,630,084
Diamondback Energy, Inc.	28,810	5,846,990
EOG Resources, Inc.	84,669	12,589,434
EQT Corp.	63,871	3,403,686
Expand Energy Corp.	13,475	1,267,054
Kinder Morgan, Inc.	312,989	10,071,986
Marathon Petroleum Corp.	23,911	7,567,114
Occidental Petroleum Corp.	115,942	6,616,810
ONEOK, Inc.	98,919	8,982,834
Ovintiv, Inc.	43,113	2,692,838
Permian Resources Corp., Class A	120,623	2,570,476
Phillips 66	64,061	13,560,432
Targa Resources Corp.	17,659	4,774,464
Valero Energy Corp.	47,176	14,761,370
Williams Cos., Inc. (The)	111,953	8,009,118
		119,152,936
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	103,727	9,069,889
Southwest Airlines Co.	29,983	1,348,336
United Airlines Holdings, Inc.(a)	51,562	6,256,017
		16,674,242
Security	Shares	Value
Personal Care Products — 0.5%
Kenvue, Inc.	276,040	$ 5,311,010
Pharmaceuticals — 0.8%
Royalty Pharma PLC, Class A	58,484	3,417,220
Viatris, Inc.	179,287	3,148,280
Zoetis, Inc., Class A	39,120	3,023,585
		9,589,085
Professional Services — 3.1%
Automatic Data Processing, Inc.	64,090	17,077,421
Broadridge Financial Solutions, Inc.	18,390	2,831,141
Equifax, Inc.	7,471	1,289,644
Jacobs Solutions, Inc.	10,196	1,375,746
Leidos Holdings, Inc.	19,917	2,302,405
Paychex, Inc.	51,554	6,023,569
SS&C Technologies Holdings, Inc.	33,474	2,579,172
Verisk Analytics, Inc.	8,655	1,686,427
		35,165,525
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	27,735	4,071,775
Residential REITs — 1.0%
AvalonBay Communities, Inc.	13,024	2,417,385
Equity Residential	32,382	2,151,784
Essex Property Trust, Inc.	5,253	1,492,587
Invitation Homes, Inc.	49,720	1,477,678
Mid-America Apartment Communities, Inc.	18,509	2,449,481
Sun Communities, Inc.	8,718	1,076,499
		11,065,414
Retail REITs — 1.3%
Kimco Realty Corp.	107,970	2,751,076
Realty Income Corp.	96,722	6,177,634
Simon Property Group, Inc.	25,211	5,782,647
		14,711,357
Semiconductors & Semiconductor Equipment — 0.4%
First Solar, Inc.(a)	7,483	1,579,137
NXP Semiconductors NV	12,156	2,785,669
		4,364,806
Software — 1.7%
PTC, Inc.(a)	6,294	863,537
Roper Technologies, Inc.	10,476	4,106,278
Strategy, Inc., Class A(a)	52,674	4,913,431
Trimble, Inc.(a)	10,863	614,628
Workday, Inc., Class A(a)	32,261	5,172,729
Zoom Communications, Inc., Class A(a)	38,215	3,671,315
		19,341,918
Specialized REITs — 2.3%
Crown Castle, Inc.	68,924	5,258,901
Digital Realty Trust, Inc.	19,060	3,593,191
Extra Space Storage, Inc.	21,119	3,126,457
Iron Mountain, Inc.	13,488	1,649,852
Public Storage	16,820	5,452,539
SBA Communications Corp.	9,375	1,696,688
VICI Properties, Inc.	166,364	4,383,691
Weyerhaeuser Co.	42,594	1,066,128
		26,227,447
Specialty Retail — 1.0%
Dick’s Sporting Goods, Inc.	10,150	1,988,486
Ross Stores, Inc.	13,839	3,474,558
Tractor Supply Co.	77,557	2,386,429

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	2,902	$ 1,488,233
Williams-Sonoma, Inc.	10,393	2,376,463
		11,714,169
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc., Class C	13,237	5,365,883
Hewlett Packard Enterprise Co.	211,372	10,124,719
HP, Inc.	145,552	3,969,203
NetApp, Inc.	19,929	3,557,326
		23,017,131
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(a)	15,777	1,875,412
NIKE, Inc., Class B	185,370	7,731,783
Tapestry, Inc.	10,993	1,675,003
		11,282,198
Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	11,503	2,695,498
Sunbelt Rentals Holdings, Inc.	36,906	2,654,280
United Rentals, Inc.	3,187	3,439,602
Watsco, Inc.	2,565	793,354
WESCO International, Inc.	4,721	1,621,616
		11,204,350
Water Utilities — 0.2%
American Water Works Co., Inc.	17,671	2,370,918
Total Common Stocks — 99.8% (Cost: $922,484,784)		1,137,235,307
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	31,250	312
Total Rights — 0.0% (Cost: $ —)		312
Total Long-Term Investments — 99.8% (Cost: $922,484,784)		1,137,235,619
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	7,415,706	$ 7,417,931
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	1,576,295	1,576,295
Total Short-Term Securities — 0.8% (Cost: $8,992,883)		8,994,226
Total Investments — 100.6% (Cost: $931,477,667)		1,146,229,845
Liabilities in Excess of Other Assets — (0.6)%		(6,701,243)
Net Assets — 100.0%		$ 1,139,528,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,484,938	$ 3,932,172 (a)	$ —	$ 855	$ (34)	$ 7,417,931	7,415,706	$ 3,995 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,331,615	244,680 (a)	—	—	—	1,576,295	1,576,295	12,396	—
				$ 855	$ (34)	$ 8,994,226		$ 16,391	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	11	09/18/26	$ 987	$ (22,943)
S&P Mid 400 E-Mini Index	3	09/18/26	1,132	(24,949)
				$ (47,892)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,137,235,307	$ —	$ —	$ 1,137,235,307
Rights	—	312	—	312
Short-Term Securities
Money Market Funds	8,994,226	—	—	8,994,226
	$ 1,146,229,533	$ 312	$ —	$ 1,146,229,845
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (47,892)	$ —	$ —	$ (47,892)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust